ALLEGED SECURITIES CLASS ACTION LAWSUITS	12 Months Ended
Dec. 31, 2011
ALLEGED SECURITIES CLASS ACTION LAWSUITS
ALLEGED SECURITIES CLASS ACTION LAWSUITS

21.   ALLEGED SECURITIES CLASS ACTION LAWSUITS

  On November 7 and 22, 2011, the Company, three of its senior executive officers and two also being directors, and one of its former senior executive officers and directors were named as defendants in two putative class action lawsuits, styled Jerome Stone v. Agnico-Eagle Mines Ltd., et al., and Chris Hastings v. Agnico-Eagle Mines Limited, et al., which were filed in the United States District Court for the Southern District of New York. These actions purport to be brought on behalf of all persons who purchased the Company's securities during the period March 26, 2010 through October 19, 2011 (the "Class Period"). The lawsuits allege, among other things, that the Company violated the U.S. securities laws by making a series of material misrepresentations and/or omitting to disclose material information during the Class Period, thereby artificially inflating the price of the Company's securities. The original complaints seek, among other things, (i) a determination that the action is a proper class action, and (ii) awards for unspecified damages and interest, costs and expenses. On February 6, 2012, the court entered an order consolidating the Stone and Hastings actions under the caption In re Agnico-Eagle Mines Ltd. Securities Litigation and appointing a lead plaintiff (not one of the plaintiffs who filed the original complaints). The lead plaintiff has until April 6, 2012 to file a consolidated amended complaint. Defendants will then respond to the consolidated amended complaint, including filing a motion to dismiss for failure to state a claim under the U.S. securities laws, if they deem it appropriate. Eberhard Scherkus, one of the three executives employed by Agnico-Eagle at the time the case was filed and named as a defendant in the lawsuits, resigned as a director and officer of the company effective February 15, 2012.

  On March 8, 2012, a Notice of Action was issued by AF A Livforsakringsaktiebolag, AF A Sjukforsakringsaktiebolag, AF A Trygg Hetsforsakrfngsaktiebolag, Kollektiv a Vtalsstfftelsen Trygghetsfonden TSL, and William Leslie against the Company and certain of its current and former officers and directors. The Notice alleges, among other things, that the Company failed to disclose the specific risks regarding ongoing water inflow at the Goldex mine. The Notice was issued by the plaintiffs as a proposed class action on behalf of all persons who acquired securities of the Company during the period March 26, 2010 to October 19, 2011. The plaintiffs seek to certify the action as a class action and seek damages of $250 million.